LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
LOSS PER SHARE

20.LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the years ended:

	For the years ended December 31,
	2020	2021	2022
Net loss attributable to Kaixin Auto Holdings’ shareholders	$(166)	$(196,579)	$(84,706)

Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted, shares retroactively adjusted for the reverse acquisition on June 25, 2021)	74,035,502	114,416,353	200,167,152

Loss per share attributable to Kaixin Auto Holdings’ shareholders - basic and diluted	$(0.0022)	$(1.7181)	$(0.0004)

Since the Group is in a net loss for the years ended December 31, 2020, 2021 and 2022 presented in these financial statements, the potential dilutive securities were not included in the calculation of dilutive net loss per share where their inclusion would be anti-dilutive. And no dilutive security was issued for the years ended December 31, 2020, 2021 and 2022, there was no difference between the Group’s basic and diluted net loss per share for the periods presented. The potential dilutive securities that were not included in the calculation of dilutive loss per share in those periods are nil, 167,151 and 167,151 respectively, for the years ended December 31, 2020, 2021 and 2022 , as inclusion would have been anti-dilutive.